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Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Annual Report     June 28, 2002

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2002.

As the United States economy rounds the mid-year turn, Main Street is losing patience with Wall Street. There has developed a crisis of confidence in Corporate America that could put the kibosh on the nascent economic recovery. People's faith in today's corporate leaders is rapidly eroding along with the credibility of the financial statements their firms release. Left unchecked, this loss of confidence in Wall Street could affect Main Street. It would be a case of the tail wagging the dog.

The US economy surged in the first quarter following an aggressive rate cutting campaign by the Fed, which resulted in a total of eleven reductions in its key borrowing target from 6.5 percent to 1.75 percent by year-end 2001, its lowest level in four decades. However, growth softened in the second quarter due to weakness in financial markets resulting from the loss of confidence in Corporate America. This was evident in the lower readings of recent consumer confidence surveys. Although, economic growth has slowed, it is alive thanks to the lowest interest rates in 40 years, housing is raising the roof, carrying many industries along with it. As a result, the Fed left its key target rate at 1.75% at its June 26 meeting saying the risks to the economy continue to be evenly balanced between weakness and inflationary pressures.

The end of the second quarter closed out a devastating first half of the year for investors, with more than $1.4 trillion in wealth wiped out and the S&P 500 turning in its worst performance in more than three decades. The S&P's percentage losses for both the second quarter and the first six months of 2002 were the steepest since 1970. The S&P closed out the first six months down -13.78%. It wasn't quite as bad for the Dow with a loss of 7.8 percent in the first half. Investors had plenty to be nervous about with terrorism alerts, Middle East violence, profit warnings, dishonest analysts and accounting blowups. Additionally, a sturdy economy in the first quarter turned woozy in the April through June period as exhausted consumers paused. But there are glimmers of hope. The Fed is expected to stay sidelined for some time and, the economy, while softer compared with the previous quarter, remains on a recovery path.

As the economy surged in the first quarter, municipal bond rates edged higher, sending prices slightly lower. As economic growth softened in the second quarter and investors fled the equity markets, the fixed income markets rallied with yields drifting significantly lower. Although the economy is still on the road to recovery, investors, wary of Wall Street analysts and corporate leaders, have retreated to the safe-haven of Municipal and Government bonds.

In this type of market environment, it is even more important than ever to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds' portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds during these turbulent times in the market. Our interests are closely aligned with those of our shareholders because our money is invested alongside with their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/ Shannon D. Radke
Shannon D. Radke
President
Viking Mutual Funds


VIKING TAX-FREE FUND FOR MONTANA

By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 4.50%
(at net asset value with distributions reinvested) for the six months ended June 28, 2002.

As the economy surged in the first quarter, municipal bond rates edged higher, sending bond prices lower. This resulted in a slight decline in the Fund's share price. As economic growth softened in the second quarter and investors fled the equity markets, the fixed income markets rallied with yields drifting significantly lower. As a result, the Fund's share price rose substantially. Although the economy is still on the road to recovery, investors, wary of Wall Street analysts and corporate leaders, have retreated to the safe-haven of Municipal and Government bonds.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Flathead County School District No. 6 for Columbia Falls, Great Falls Water System Revenue, Kalispell G.O., Montana State Board of Housing, State of Montana Water Pollution Control G.O. and many other issues. Adding the various purchases to the portfolio resulted in a duration at June 28 of 8.51 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.


VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 28, 2002
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,531                    $10,058                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,578                    $10,103                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $11,173                    $10,672                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $11,002                    $10,509                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/28/02. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through June 28, 2002                    One Year     (Est. 8/3/99)
- -------------------------------------------------------------------
Excluding Sales Charge                     7.10%          4.64%
Including Sales Charge                     2.25%          2.91%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 4.93% (at net asset value with distributions reinvested) for the six months ended June 28, 2002.

As the economy surged in the first quarter, municipal bond rates edged higher, sending bond prices lower. This resulted in a slight decline in the Fund's share price. As economic growth softened in the second quarter and investors fled the equity markets, the fixed income markets rallied with yields drifting significantly lower. As a result, the Fund's share price rose substantially. Although the economy is still on the road to recovery, investors, wary of Wall Street analysts and corporate leaders, have retreated to the safe-haven of Municipal and Government bonds.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Fargo G.O., Fargo Health System Revenue for Meritcare Hospital, Jamestown School District, North Dakota Housing Finance Agency, University of North Dakota, West Fargo School District and many other issues. Adding the various purchases to the portfolio resulted in a duration at June 28 of 8.59 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.


VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 28, 2002
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/28/02. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through June 28, 2002                    One Year     (Est. 8/3/99)
- -------------------------------------------------------------------
Excluding Sales Charge                     6.61%          5.31%
Including Sales Charge                     1.86%          3.67%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.


Viking Large-Cap Value Fund

By:  J. Peter Skirkanich, Chairman of Investment Committee
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a slightly negative return of -6.98% (at net asset value) for the six months ended June 28, 2002.

The first quarter market environment was a difficult one as profit concerns and the beginnings of an uneven economic recovery continued to weigh on the minds of most investors. The Fund's share price, however, rose moderately for the first quarter while the S&P 500 eked out only a fractional gain.

The bear market, which seemed to end with the stock market rally following the terrorist attacks of last September, returned with a vengeance in the second quarter. Most market indices posted double-digit losses, as the equity market suffered a broad decline. Investors had plenty to be nervous about in the second quarter as we learned that Arthur Andersen did not have a monopoly on accounting scandals, Adelphia forgot to disclose a few billion of loans and guarantees to founding family members, Asbestos lawsuits continued to crimp corporate profits, Attacks by terrorists remained a threat at home and a reality abroad, Analysts at brokerage firms were again found to have conflicts of interest (no kidding!) and Argentina's financial crisis worsened and began to spread to other Latin American countries. Now for the B's.
Never mind...the A problems have depressed investors enough! Like most investors, we spent much of the past quarter trying to dodge bullets and avoid cluster bombs. While mostly successful, the Fund did catch a little shrapnel along the way posting a decline of 11.7% in the second quarter. Nevertheless, our Fund held its own considering the extremely difficult environment in which fear replaced greed as the dominant investor emotion.

The end of the second quarter closed out a devastating first half of the year for investors, with more than $1.4 trillion in wealth wiped out and the S&P 500 turning in its worst performance in more than three decades. The S&P's percentage losses for both the second quarter and the first six months of 2002 were the steepest since 1970. The S&P closed out the first six months down 13.78%. It wasn't quite as bad for the Dow with a loss of 7.8% in the first half.

Exposure to the beleaguered pipeline industry negatively impacted our performance during the period, as did our investments in the supermarket, drug, telecommunications services and utility industries. Equities in these groups usually support a portfolio during difficult markets, but this was not the case in the second quarter of 2002. While we avoided such disasters as Enron, WorldCom and Tyco, their problems caused many investors to flee their industries or market sectors en mass. The industries that positively impacted performance included our investments in metals producers and financials.

The Fund's top sector weightings at June 28 included Industrial Products, Energy-Oil, Banks, Electric Utilities and Food Wholesalers/Retailers. The top five holdings were CVS, Kroger, SPX, Kimberly-Clark and Anadarko Petroleum.

Current efforts underway to address corporate malfeasance by corporate boards And the various levels of government should begin to improve investor psychology. That, along with continued economic improvement and low interest rates, bodes well for stock prices going forward. In the meantime, we are using the continuing decline to purchase additional positions of higher-quality companies being offered at attractive prices. Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through June 28, 2002
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,479                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/28/02. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through June 28, 2002                     One Year     (Est. 8/3/99)
- -------------------------------------------------------------------
Excluding Sales Charge                    (10.09)%          0.39%
Including Sales Charge                    (14.83)%         (1.45)%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

Viking Small-Cap Value Fund

By:  George C. Pierides, Director of Small-Cap Equities
       Shannon D. Radke, President

Viking Small-Cap Value Fund provided a positive total return of 6.24% (at net asset value) for the six months ended June 28, 2002.

The first quarter market environment was a difficult one as profit concerns and the beginnings of an uneven economic recovery continued to weigh on the minds of most investors. The Fund's share price, however, rose strongly for the first quarter while the S&P 500 eked out only a fractional gain.

The bear market, which seemed to end with the stock market rally following the terrorist attacks of last September, returned with a vengeance in the second quarter. Most market indices posted double-digit losses, as the equity market suffered a broad decline. Investors had plenty to be nervous about in the second quarter as we learned that Arthur Andersen did not have a monopoly on accounting scandals, Adelphia forgot to disclose a few billion of loans and guarantees to founding family members, Asbestos lawsuits continued to crimp corporate profits, Attacks by terrorists remained a threat at home and a reality abroad, Analysts at brokerage firms were again found to have conflicts of interest (no kidding!) and Argentina's financial crisis worsened and began to spread to other Latin American countries. Now for the B's. Never mind...the A problems have depressed investors enough! Like most investors, we spent much of the past quarter trying to dodge bullets and avoid cluster bombs.
While mostly successful, the Fund did catch a little shrapnel along the way posting a decline of 2.5% in the second quarter. Nevertheless, our Fund held its own considering the extremely difficult environment in which fear replaced greed as the dominant investor emotion.

The end of the second quarter closed out a devastating first half of the year for investors, with more than $1.4 trillion in wealth wiped out and the S&P 500 turning in its worst performance in more than three decades. The S&P's percentage losses for both the second quarter and the first six months of 2002 were the steepest since 1970. The S&P closed out the first six months down 13.78%. It wasn't quite as bad for the Dow with a loss of 7.8% in the first half.

The bright spots in what was otherwise a dark quarter include retailers Claire's Stores (+18%) and Shopko (+12%), which were our two top performers in the first quarter (+29% and +91%, respectively). Baldor Electric (electronic component maker) and NUI Corp. (diversified gas distribution company) also posted double-digit returns in the period. Exposure to the still-reeling technology sector impacted Veeco Instruments (-34%) and Cable Design Technologies (-23%), and while its business with Kmart hurt Footstar, the increasingly diversified retailer of footwear has subsequently struck a deal with Wal-Mart. New buys included Jakks Pacific (toy manufacturer), MIM Corp. (pharmacy benefit manager and specialty pharma distributor) and Inamed (medical device maker). There were no outright sales, although we trimmed ShopKo and SuperValu (food wholesaler/retailer) at higher levels early in the quarter.

The Fund's top industry weightings at June 28 included Energy Non-Oil, Electrical Equipment, Industrial Products, Medical Services/Supplies and Retailing. The top five holdings were Questar, CLARCOR, BelFuse, Inc., Church & Dwight and Arkansas Best.

While we do not make predictions relating to the future performance of various asset classes, there are certain factors that continue to be favorable for small-cap stocks in general and those of the value ilk in particular. First, the less complex and more nimble nature of smaller companies allows for a more rapid improvement in earnings as economic conditions improve. Second, their lower relative debt levels endgender a perception of being less likely to have employed the "tricky" accounting techniques that have plagued a number of larger companies. Third, and most important, small-cap valuations continue to be at a discount relative to large-cap stocks, although the gap has narrowed some what over the past couple of years.

Current efforts underway to address corporate malfeasance by corporate boards And the various levels of government should begin to improve investor psychology. That, along with continued economic improvement and low interest rates, bodes well for stock prices going forward. In the meantime, we are using the continuing decline to purchase additional positions of higher-quality companies being offered at attractive prices. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 28, 2002
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,479                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-06/28/02. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through June 28, 2002                     One Year     (Est. 5/3/01)
- -------------------------------------------------------------------
Excluding Sales Charge                     6.55%          7.70%
Including Sales Charge                     0.93%          2.85%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.


VIKING MUTUAL FUNDS
Statement of Investments, June 28, 2002 (Unaudited)

Viking Tax-Free Fund for Montana

                                                                           PRINCIPAL             MARKET
                                                                             AMOUNT               VALUE
MUNICIPAL BONDS  97.3%
General Obligations  23.8%
Bozeman MT Ser A  4.95%  07/01/20                                            170,000             $172,475
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  4.95%  07/01/16           25,000               26,352
Cascade Cnty MT High Sch A Great Falls  2.85%  07/01/05                      225,000              225,099
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                      100,000              100,910
Flathead Cnty MT Sch Dist No. 6 Columbia Falls  5.65%  07/01/19               75,000               81,708
Kalispell MT (MBIA)  4.625%  07/01/05                                        130,000              137,315
Lake Cnty MT Elem Sch Dist No. 30 (MBIA)  4.70%  07/01/19                    100,000              100,426
MT St Drinking Wtrs Revolving FD-G 5.00%  07/15/21                            50,000               49,887
MT St Water Pollution Ctl  5.60%  07/15/20                                   100,000              107,741
MT St Long Range Building Pg - Ser B  5.00%  08/01/20                         50,000               50,137
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                         250,000              261,355
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16              80,000               75,550
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09             105,000              111,923
                                                                                                ---------
                                                                                                1,500,878
                                                                                                ---------
Continuing Care Revenue Bonds  1.1%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                    30,000               31,214
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                    35,000               36,983
                                                                                                ---------
                                                                                                   68,197
                                                                                                ---------
Higher Education Revenue Bonds  11.5%
MT Hgher Ed Stud Assist Crp Stud Ln Rev Ser B  5.50%  12/01/31                75,000               74,398
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                    25,000               26,607
MT St Brd Regents (MSU) Rev Ref & Imp Facs-D (MBIA)  5.375%  11/15/17         25,000               25,819
MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21        45,000               46,408
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24             90,000               95,746
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19              75,000               75,365
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                115,000              118,301
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15             50,000               53,732
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19              50,000               52,702
Univ Puerto Rico Revs Ser M (MBIA)  5.25%  06/01/25                           40,000               40,738
Univ Puerto Rico Revs Ser O (MBIA)  5.375%  06/01/30                         115,000              116,986
                                                                                                ---------
                                                                                                  726,802
                                                                                                ---------
Hospital Revenue Bonds  13.9%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21       145,000              146,660
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18         100,000              103,225
MT Hlth Fac Auth Sisters Chrty Leavenworth  (MBIA)  5.00%  12/01/24          150,000              148,299
MT St Hlth Fac Auth Rev Providence Serv (MBIA)  5.375%  12/01/25              90,000               92,025
MT St Hlth Fac Auth Rev Montana St Hosp (AMBAC) 5.00%  06/01/18               25,000               25,124
MT St Hlth Fac Auth Rev Ref & Imp Sidney Hlth Center (ACA)  6.25%  09/01/29   50,000               52,098
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20          130,000              137,325
MT St Hlth Fac Auth Rev St. Peters Hosp  5.50%  06/01/11                      75,000               78,783
MT St Hlth Facs Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16           25,000               25,569
Puerto Rico Tourist Med & Environment Hosp Auxilio  (MBIA)  5.50%  07/01/17   65,000               67,950
                                                                                                ---------
                                                                                                  877,058
                                                                                                ---------
Housing Revenue Bonds  10.1%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.40%  06/01/07                          25,000               26,725
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                        185,000              190,014
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                            100,000              101,768
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                            120,000              122,276
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                             200,000              197,636
                                                                                                ---------
                                                                                                  638,419
                                                                                                ---------
Utility Revenue Bonds  5.7%
Forsyth MT PCR Ref Puget Sound Pwr & Lght (AMBAC)  7.05%  08/01/21            15,000               15,316
Forsyth MT PCR Ref Puget Sound Pwr & Lght (MBIA)  5.875%  04/01/20            40,000               41,317
Forsyth MT PCR Ref Montana Power Colstrip         6.125%  05/01/23           225,000              230,155
Forsyth MT PCR Rev Ref Montana Power          5.90%  12/01/23                 75,000               75,277
                                                                                                ---------
                                                                                                  362,065
                                                                                                ---------
Power Authority Revenue Bonds  11.3%
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)  5.125%  07/01/26             400,000              399,876
Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (FSA)  5.25%  07/01/16               25,000               26,537
Puerto Rico Elec Pwr Auth Pwr Rev Ser T (FSA)  5.50%  07/01/20                30,000               30,978
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA (MBIA)  5.40%  07/01/13              50,000               53,714
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA (MBIA)  5.25%  07/01/15              25,000               26,641
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA (MBIA)  5.375%  07/01/27            170,000              174,187
                                                                                                ---------
                                                                                                  711,933
                                                                                                ---------
Transportation Revenue Bonds  2.2%
Billings MT Airport Rev Ref (MBIA)  6.20%  07/01/20                           25,000               27,510
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-W  (FSA)  5.50%  07/01/17            20,000               20,486
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (FSA)  5.50%  07/01/19            30,000               31,197
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (MBIA)  5.25%  07/01/21           30,000               30,574
Puerto Rico Comwlth Hwy & Trans Ser X (MBIA)  5.50%  07/01/19                 25,000               25,739
                                                                                                ---------
                                                                                                  135,506
                                                                                                ---------
Other Revenue Bonds  17.7%
Anaconda Deer Lodge Cnty Solid Waste Rev Arco  6.375%  10/01/16              100,000              102,555
Great Falls MT San Sew Sys Rev Ref (AMBAC)  4.00%  08/01/09                   50,000               50,694
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                100,000              101,805
Great Falls MT Wtr & Swr Rev (FGIC)  6.20%  08/01/06                          20,000               20,418
Helena MT Solid Waste Trf Fac Rev  5.50%  07/01/13                            40,000               40,916
MT St Coal Severance Tax Ref  4.70%  12/01/17                                100,000               98,050
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                105,000              119,895
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                105,000              119,827
MT St Hlth Fac Auth Prerelease Ctr Andrew Proj  6.30%  10/01/20               25,000               25,956
Silver Bow Wtr Inc MT Wtr Sys Rev (FGIC)  5.10%  11/01/07                     50,000               52,109
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26     195,000              203,038
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10              100,000              108,689
Puerto Rico Pub Bldg Auth Pub Ed & Hlth Facs  (FSA)  5.75%  07/01/15          20,000               20,816
Puerto Rico Pub Bldg Auth Rev Govt Ser A (AMBAC)  5.50%  07/01/21             50,000               52,913
                                                                                                ---------
                                                                                                1,117,681
                                                                                                ---------

Total Municipal Bonds (cost $6,076,710)                                                         6,138,539

SHORT-TERM INVESTMENTS 1.3%
Federated Intermediate Municipal Trust                                                             83,451
                                                                                                ---------
Total Short-Term Investments (cost: $83,055)                                                       83,451

TOTAL MARKET VALUE OF SECURITIES OWNED 98.6% (COST $6,159,765)                                  6,221,990
                                                                                                ---------

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 1.4%                                               87,911
                                                                                                ---------

NET ASSETS APPLICABLE TO 634,962 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                 $6,309,901
                                                                                                =========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 28, 2002 (Unaudited)

Viking Tax-Free Fund for North Dakota

                                                                            PRINCIPAL             MARKET
                                                                             AMOUNT               VALUE
MUNICIPAL BONDS  100.3%
General Obligations  18.8%

*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                         60,000              $60,643
Fargo ND Ref & Imp - Ser A (MBIA)  5.125%  05/01/24                          50,000               49,530
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                       50,000               49,440
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                   50,000               49,973
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                         70,000               70,742
West Fargo ND  4.60%  03/01/04                                               25,000               25,252
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                   50,000               51,881
                                                                                               ---------
                                                                                                 357,461
                                                                                               ---------
Building Authority Revenue Bonds  13.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                          50,000               49,875
ND St Bldg Auth Lease Rev Ser A  (AMABC)5.125%  12/01/13                     10,000               10,358
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                      50,000               50,309
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                      50,000               51,294
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                      90,000               90,819
Puerto Rico Pub Bldg Auth Facs Ser M (AMBAC)  5.50%  07/01/21                10,000               10,260
                                                                                               ---------
                                                                                                 262,915
                                                                                               ---------
Education Revenue Bonds  3.3%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14               50,000               52,757
Fargo ND School District Bldg Auth Rev
  First Mtg Ser B (AMBAC)  5.00%  05/01/10                                   10,000               10,436
                                                                                               ---------
                                                                                                  63,193
                                                                                               ---------
Higher Education Revenue Bonds  5.8%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  5.60%  10/01/21          10,000               10,288
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (AMBAC)  4.80%  04/01/14           25,000               25,182
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19            25,000               25,122
UND Univ Revs Hsg & Auxillary Facs Ref (FSA)  5.00%  04/01/21                50,000               49,306
                                                                                               ---------
                                                                                                 109,898
                                                                                               ---------
Hospital Revenue Bonds  17.0%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/13             20,000               20,591
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12             25,000               26,545
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                    15,000               15,348
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                  50,000               52,796
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                 45,000               43,999
Grand Forks ND Hlth Care Facs Untd Hosp Obli Group (MBIA)  6.25%  12/01/24   25,000               27,072
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24              20,000               20,837
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06         25,000               25,622
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  7.50%  07/01/21       65,000               65,648
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10       25,000               25,942
                                                                                               ---------
                                                                                                 324,400
                                                                                               ---------
Housing Revenue Bonds  12.7%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13             25,000               24,320
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                    45,000               46,139
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                 20,000               20,022
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                 10,000               10,433
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                 25,000               25,212
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                115,000              116,731
                                                                                               ---------
                                                                                                 242,857
                                                                                               ---------
Utility Revenue Bonds  7.1%
Mercer Cnty Poll Ctl Rev Basin Electric Power Coop (AMBAC) 6.05% 01/01/19    10,000               10,527
Oliver Cnty PCR Ref Square Butte Elec-A (AMBAC)  5.30%  01/01/27            125,000              125,269
                                                                                               ---------
                                                                                                 135,796
                                                                                               ---------
Transportation Revenue Bonds  0.8%
Minot ND Airport Revenue  5.40%  10/01/09                                    15,000               15,665
                                                                                               ---------
                                                                                                  15,665
                                                                                               ---------
Water Revenue Bonds  4.0%
Fargo ND Water Rev 5.125%  01/01/10                                          10,000               10,235
ND St Water Comm Rev Water Dev - SW Pipeline A  (AMBAC)  5.70%  07/01/17     10,000               10,425
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10      50,000               55,179
                                                                                               ---------
                                                                                                  75,839
                                                                                               ---------
Other Revenue Bonds  17.0%
*Bismarck ND Ref & Imp Ser L  4.00%  06/01/07                               75,000                75,561
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26    15,000                15,618
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29  35,000                35,904
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10             50,000                51,244
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/19              50,000                49,632
ND St Industrial Comm Lignite Prog Ser A  5.00%  11/15/03                   10,000                10,286
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  5.75%  10/01/16           10,000                10,659
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                          25,000                25,061
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18           50,000                49,469
                                                                                               ---------
                                                                                                 324,434
                                                                                               ---------
Total Municipal Bonds (cost $1,888,634)                                                        1,912,458

SHORT-TERM INVESTMENTS  4.6%
Franklin Double-Tax-Free Income Fund                                                              87,058
                                                                                               ---------
Total Short-Term Investments (cost $87,096)                                                       87,058
                                                                                               ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  104.9% (COST $1,975,730)                               1,999,516

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (4.9)%                                          (93,733)
                                                                                               ---------
NET ASSETS APPLICABLE TO 190,523 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%               $1,905,783
                                                                                               =========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
  ACA Insured by the ACA Financial Guaranty Corporation
  AMBAC Insured by the AMBAC Indemnity Corporation
  FGIC Insured by the Financial Guaranty Insurance Company
  FSA Insured by Financial Security Assurance
  MBIA Insured by the Municipal Bond Insurance Association


VIKING MUTUAL FUNDS
Statement of Investments, June 28, 2002  (Unaudited)

Viking Large-Cap Value Fund

                                                         SHARES                 VALUE
Common Stocks  89.6%
Banks  8.2%
Citiegroup                                                 800                 $31,000
Fleet Boston Financial                                     600                  19,410
JP Morgan Chase & Co.                                      700                  23,744
National City                                              700                  23,275
U.S. Bancorp                                             1,265                  29,538
Washington Mutual                                        1,200                  44,532
                                                                               -------
                                                                               171,499
                                                                               -------
Building Materials  2.7%
Masco Corporation                                        2,100                  56,931
                                                                               -------
                                                                                56,931
                                                                               -------
Chemical  4.3%
Air Products & Chemicals                                   900                  45,423
Akzo Nobel NV ADR                                        1,000                  43,500
                                                                               -------
                                                                                88,923
                                                                               -------
Computer/Communications Related  1.3%
Veeco Instruments                                        1,200                  27,732
                                                                               -------
                                                                                27,732
                                                                               -------
Construction/Engineering  1.1%
Fluor                                                      600                  23,370
                                                                               -------
                                                                                23,370
                                                                               -------
Drug  5.5%
Bristol-Myers Squibb                                     1,700                  43,690
Merck & Co.                                                800                  40,512
Schering-Plough                                          1,200                  29,520
                                                                               -------
                                                                               113,722
                                                                               -------
Drugstore  4.3%
CVS Corp.                                                2,900                  88,740
                                                                               -------
                                                                                88,740
                                                                               -------
Electronics  4.4%
Emerson Electric                                         1,300                  69,563
Kemet                                                    1,200                  21,432
                                                                               -------
                                                                                90,995
                                                                               -------
Energy/Oil  9.5%
Anadarko Petroleum                                       1,500                  73,950
Conoco Inc. Class A                                      1,200                  33,360
Kerr-McGee                                                 600                  32,130
Phillips Petroleum                                       1,000                  58,880
                                                                               -------
                                                                               198,320
                                                                               -------
Energy/Non-Oil  1.4%
El Paso Energy                                           1,400                  28,854
                                                                               -------
                                                                                28,854
                                                                               -------
Electric Utilities 6.5%
Dominion Resources                                       1,100                  72,820
Duke Energy Corp.                                        2,000                  62,200
                                                                               -------
                                                                               135,020
                                                                               -------
Entertainment 2.0%
Disney                                                   2,200                  41,580
                                                                               -------
                                                                                41,580
                                                                               -------
Food  1.8%
Heinz                                                      900                  36,990
                                                                               -------
                                                                                36,990
                                                                               -------
Food Wholesalers/Retailers  6.1%
Kroger                                                   4,200                  83,580
Safeway                                                  1,500                  43,785
                                                                               -------
                                                                               127,365
                                                                               -------
Household Products  3.9%
Kimberly-Clark                                           1,300                  80,600
                                                                               -------
                                                                                80,600
                                                                               -------
Industrial Products  10.3%
Dover                                                    1,500                  52,500
Ingersoll-Rand                                             900                  41,094
Parker-Hannifin                                            800                  38,232
SPX                                                        700                  82,250
                                                                               -------
                                                                               214,076
                                                                               -------
Insurance  2.2%
Phoenix                                                  2,500                  45,875
                                                                               -------
                                                                                45,875
                                                                               -------
Metals  3.0%
ALCOA                                                    1,000                  33,150
Rio Tinto Plc ADR                                          400                  29,600
                                                                               -------
                                                                                62,750
                                                                               -------
Multi-Industry  2.4%
3M Company                                                 400                  49,200
                                                                               -------
                                                                                49,200
                                                                               -------
Natural Gas Utilities 0.6%
Williams Companies                                       2,200                  13,178
                                                                               -------
                                                                                13,178
                                                                               -------
Packaging  2.9%
Sealed Air                                               1,500                  60,405
                                                                               -------
                                                                                60,405
                                                                               -------
Telecommunications  5.2%
SBC Communications                                       1,700                  51,850
Verizon Communications                                   1,400                  56,210
                                                                               -------
                                                                               108,060
                                                                               -------

Total Common Stocks (Cost $1,987,346)                                        1,864,185

SHORT-TERM INVESTMENTS 4.7%
Federated Prime Value Obligations #853                                          98,000
                                                                               -------
Total Short-Term Investments (cost: $98,000)                                    98,000

TOTAL MARKET VALUE OF SECURITIES OWNED  99.0% (COST $2,085,346)              1,962,185

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.0%                          118,837
                                                                               -------
NET ASSETS APPLICABLE TO 208,266 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                     $2,081,022
                                                                             =========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 28, 2002 (Unaudited)

Viking Small-Cap Value Fund

                                                         SHARES                 VALUE
Common Stocks  93.4%
Auto Related  2.0%
Borg Warner                                               200                  $11,552
                                                                               -------
                                                                                11,552
                                                                               -------
Basic Materials 2.2%
AptarGroup                                                400                   12,300
                                                                               -------
                                                                                12,300
                                                                               -------
Cement  1.2%
Lafarge                                                   200                    7,030
                                                                               -------
                                                                                 7,030
                                                                               -------
Chemical  4.3%
Cambrex                                                   300                   12,030
RPM                                                       800                   12,200
                                                                               -------
                                                                                24,230
                                                                               -------
Computer/Communications Related  3.5%
Actel                                                     400                    8,408
Veeco Instruments                                         500                   11,555
                                                                               -------
                                                                                19,963
                                                                               -------
Construction/Engineering  3.8%
Granite Construction                                      500                   12,650
Insituform Technologies                                   400                    8,472
                                                                               -------
                                                                                21,122
                                                                               -------
Electrical Equipment  8.7%
Baldor Electric                                           700                   17,640
Belden                                                    800                   16,672
Cable Design Tech.                                      1,400                   14,350
                                                                               -------
                                                                                48,662
                                                                               -------
Electronics  5.0%
Bel Fuse Cl. B                                            700                   18,935
Technitrol                                                400                    9,320
                                                                               -------
                                                                                28,255
                                                                               -------
Energy/Oil  4.1%
XTO Energy                                                700                   14,420
Vintage Petroleum                                         700                    8,330
                                                                               -------
                                                                                22,750
                                                                               -------
Energy/Non-Oil  11.1%
NUI                                                       600                   16,500
Newfield Exploration                                      300                   11,151
Piedmont Natural Gas                                      400                   14,792
Questar                                                   800                   19,760
                                                                               -------
                                                                                62,203
                                                                               -------
Food Wholesalers/Retailers  2.2%
SuperValu                                                 500                   12,265
                                                                               -------
                                                                                12,265
                                                                               -------
Healthcare 1.1%
MIM Corp.                                                 500                    6,045
                                                                               -------
                                                                                 6,045
                                                                               -------
Household Products  5.8%
Church & Dwight                                           600                   18,798
Libbey                                                    400                   13,640
                                                                               -------
                                                                                32,438
                                                                               -------
Industrial Products  8.2%
CLARCOR                                                   600                   18,990
Kennametel                                                200                    7,320
Teleflex                                                  300                   17,145
Wolverine Tube                                            300                    2,265
                                                                               -------
                                                                                45,720
                                                                               -------
Insurance  2.4%
Protective Life                                           400                   13,240
                                                                               -------
                                                                                13,240
                                                                               -------
Medical Services/Supplies  7.5%
Dentsply International                                    300                   11,073
Inamed                                                    300                    8,016
Polymedica                                                400                   10,216
West Pharm. Services                                      400                   12,836
                                                                               -------
                                                                                42,141
                                                                               -------
Precision Instruments  0.8%
Excel Technology                                          200                    4,200
                                                                               -------
                                                                                 4,200
                                                                               -------
Real Estate Investment Trusts 1.3%
Mack-Cali Realty                                          200                    7,030
                                                                               -------
                                                                                 7,030
                                                                               -------
Recreational Products 2.5%
Jakks Pacific                                             800                   14,168
                                                                               -------
                                                                                14,168
                                                                               -------
Restaurant  4.4%
Applebee's International                                  450                   10,328
Outback Steakhouse                                        400                   14,040
                                                                               -------
                                                                                24,368
                                                                               -------
Retailing  6.8%
Claire's Stores                                           700                   16,030
Footstar                                                  400                    9,788
ShopKo Stores                                             600                   12,120
                                                                               -------
                                                                                37,938
                                                                               -------
Transportation  4.5%
Arkansas Best                                             700                   17,836
Roadway Corporation                                       200                    7,186
                                                                               -------
                                                                                25,022
                                                                               -------

Total Common Stocks (Cost $496,275)                                            522,642

SHORT-TERM INVESTMENTS  4.6%
Federated Prime Value Obligations Fund #853                                     26,000
                                                                               -------
Total Short-Term Investments (Cost $26,000)                                     26,000
                                                                               -------
TOTAL MARKET VALUE OF SECURITIES OWNED 98.0% (COST $522,275)                   548,642

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 2.0%                            10,942
                                                                               -------

NET ASSETS APPLICABLE TO 51,354 SHARES ($0.001 PAR VALUE)
  OUTSTANDING 100.0%                                                           559,584
                                                                               =======

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Assets and Liabilities
June 28, 2002

                                Tax-Free Fund         Tax-Free Fund         Large-Cap         Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                -------------------------------------------------------------------------
ASSETS:
Investments in securities:
Cost                             $6,159,765             $1,975,730         $2,085,346          $522,275
Value                             6,221,990              1,999,516          1,962,185           548,642
Cash                                  4,364                    335            119,801            20,933
Receivable for fund shares sold      18,438                      -                  -                 -
Prepaid assets                          480                    183                844               530
Interest & dividends receivable      87,083                 28,327              4,264               464
Other assets                          7,365                  7,929              2,977             4,966
                                -------------------------------------------------------------------------
Total assets                      6,339,720              2,036,290          2,090,071           575,535
                                -------------------------------------------------------------------------
LIABILITIES:
Security purchases payable                -                115,060                  -             7,379
Distributions payable                20,741                  6,648                  -                 -
Other accounts payable and
   accrued expenses                   9,078                  8,799              9,049             8,572
                                -------------------------------------------------------------------------
Total liabilities                    29,819                130,507              9,049            15,951
                                -------------------------------------------------------------------------
NET ASSETS                        6,309,901              1,905,783          2,081,022           559,584
                                -------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT JUNE 28, 2002
Capital shares, $0.001 par value,
  unlimited shares authorized    6,237,332               1,885,623          2,142,188           536,465
Net unrealized appreciation
 (depreciation)                     62,225                  23,786           (123,161)           26,367
Accumulated net realized gain
  (loss) on investments             10,344                  (3,626)            57,600            (2,242)
Undistributed net investment
  income (loss)                          -                       -              4,395            (1,006)
                                -------------------------------------------------------------------------
NET ASSETS                      $6,309,901              $1,905,783         $2,081,022          $559,584
                                -------------------------------------------------------------------------
NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $6,309,901              $1,905,783         $2,081,022          $559,584
Shares outstanding                 634,962                 190,523            208,266            51,354
Net asset value per share            $9.94                  $10.00              $9.99            $10.90
Maximum offering price per share
  (net asset value per share divided
  by 95.50%, 95.50%, 94.75% and
  94.75%, respectively)             $10.41                  $10.47             $10.54            $11.50
                                -------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Operations
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
Small-Cap Value Fund
For the six months ended June 28, 2002

                                Tax-Free Fund         Tax-Free Fund         Large-Cap         Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                -------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                          $105,116              $42,409             $     -            $     -
Dividends                            4,194                  457              18,983              2,454
                                -------------------------------------------------------------------------
Total investment income            109,310               42,866              18,983              2,454
                                -------------------------------------------------------------------------
EXPENSES:
Investment advisory fees            11,217                4,250               7,564              2,097
Administrative fees                  2,243                  850               1,081                210
Distribution fees                    5,609                2,125               4,322                839
Transfer agent fees                    603                  263               1,093                370
Accounting fees                      1,122                  425                 540                105
Professional fees                    5,817                5,783               5,851              5,615
Insurance                            1,536                  458               1,532                176
Trustee fees                           489                  494                 500                494
Registration fees                      511                   58                 222                247
Custodian fees                       1,447                1,787               1,445              1,461
Other                                   75                   68                 157                 75
                                -------------------------------------------------------------------------
Total expenses                      30,669               16,561              24,307             11,689
Less expenses waived or
  reimbursed                       (29,052)             (15,326)             (9,719)            (8,229)
Net expenses                         1,617                1,235              14,588              3,460
                                -------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)       107,693               41,631               4,395             (1,006)
                                -------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                    11,448               (1,892)             75,618              3,804
Net change in unrealized
  appreciation (depreciation)
  of investments                    84,485               45,247            (237,067)            12,012
                                -------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS        95,933               43,355            (161,445)             15,816
                                -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                 $203,626             $84,986            $(157,054)            $14,810
                                -------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Changes in Net Assets
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
Small-Cap Value Fund
For the six months ended June 28, 2002

                               Tax-Free Fund         Tax-Free Fund         Large-Cap          Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                -------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $107,693               $41,631              $4,395           $(1,006)
Net realized gain (loss)
  on investments                    11,448                (1,892)             75,618             3,804
Net change in unrealized
  appreciation (depreciation)
  of investments                    84,485                45,247            (237,067)           12,012
                                -------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                       203,626                84,986            (157,054)           14,810
                                -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (107,693)              (41,631)                  -                 -
Net realized gains                       -                     -                   -                 -
                                -------------------------------------------------------------------------

Total distributions to
  shareholders                   (107,693)               (41,631)                  -                 -
                                 -------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold       2,690,445                287,845             119,685           252,481
Proceeds from reinvestment
  of distributions                 71,470                 20,985               7,377                 -
Cost of shares repurchased        (97,238)               (60,829)            (32,427)          (28,709)
                                 -------------------------------------------------------------------------
Increase in net assets derived
  from capital share
  transactions                  2,664,677                248,001              94,635           223,772
                                 -------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $2,760,610               $291,356            $(62,419)         $238,582
                                 -------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $3,549,291             $1,614,427           $2,143,441         $321,002
End of period                  $6,309,901             $1,905,783           $2,081,022         $559,584

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
For the twelve months ended December 31, 2001

Small-Cap Value Fund
For the period from inception (May 3, 2001) through December 31, 2001

                                            Tax-Free Fund      Tax-Free Fund      Large-Cap      Small-Cap
                                             for Montana     for North Dakota    Value Fund      Value Fund
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)                  $99,498             $32,159          $7,414          $(445)
Net realized gain (loss) on investments         1,519                (939)        (14,196)        (6,047)
Net change in unrealized appreciation
  (depreciation) of investments               (43,864)            (31,091)        (55,223)        14,355
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    57,153                 129         (62,005)         7,863
                                            ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                         (99,498)            (32,159)         (7,414)             -
Net realized gains                                  -                   -               -              -
                                            ---------------------------------------------------------------
Total distributions to shareholders           (99,498)            (32,159)         (7,414)             -
                                            ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                   2,790,049           1,458,066        1,035,951       344,203
Proceeds from reinvestment of distributions    74,301              19,324            9,058             -
Cost of shares repurchased                   (404,159)           (158,208)        (199,269)      (31,064)
                                            ---------------------------------------------------------------
Increase in net assets derived from
  capital share transactions                2,460,191           1,319,182          845,740       313,139
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS                 $2,417,846          $1,287,152         $776,321      $321,002
                                            ---------------------------------------------------------------
NET ASSETS:
Beginning of period                        $1,131,445            $327,275       $1,367,120      $      -
                                            ---------------------------------------------------------------
End of period                              $3,549,291          $1,614,427       $2,143,441      $321,002
                                            ---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        For the Period     For the Period     For the Period     For the Period
                        from 01/01/02      from 01/01/01      from 01/01/00      from 8/3/991
                                    through 6/28/02       through 12/31/01   through 12/31/00   through 12/31/99
                        ------------------------------------------------------------------------
Net asset value,
 beginning of period        $9.74                $9.82             $9.41              $10.00
                        ------------------------------------------------------------------------

Income (loss) from
 investment operations:
Net investment income        0.23                 0.51              0.52                0.15
Net realized and
 unrealized gain
 (loss) on investments       0.20                (0.08)             0.41               (0.59)
                        ------------------------------------------------------------------------
Total from investment
 operations                  0.43                 0.43              0.93               (0.44)
                        ------------------------------------------------------------------------
Less distributions from:
Net investment income       (0.23)               (0.51)            (0.52)              (0.15)
Net realized gains              -                    -                 -                   -
                        ------------------------------------------------------------------------
Total distributions         (0.23)               (0.51)            (0.52)              (0.15)
                        ------------------------------------------------------------------------
Net asset value,
 end of period              $9.94                $9.74             $9.82               $9.41
                        ------------------------------------------------------------------------

Total return2                  4.50%                4.48%            10.23%              (4.47)%

Ratios/supplemental data:
Net assets, end of
 period (000's)            $6,310               $3,549            $1,131                $145
Ratio of net expenses to
 average net assets          0.07%3,4                     0.06%3                   0.01%3                       0.00%3,4
Ratio of net investment
 income to average
 net assets                  4.69%4               5.06%                    5.13%               4.15%4
Portfolio turnover rate     38.65%               6.14%             21.12%               4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $29,052, $30,300, $17,505 and $9,972. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.34%, 1.60%, 4.79% and 24.90% respectively.
4Annualized.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        For the Period     For the Period     For the Period     For the Period
                        from 01/01/02      from 01/01/01      from 01/01/00      from 8/3/991
                                    through 6/28/02       through 12/31/01   through 12/31/00   through 12/31/99
                        ------------------------------------------------------------------------
Net asset value,
 beginning of period         $9.76              $9.95              $9.47              $10.00
                        ------------------------------------------------------------------------

Income (loss) from
 investment operations:
Net investment income         0.24               0.51               0.55                0.18
Net realized and
 unrealized gain (loss)
 on investments               0.24              (0.19)              0.48               (0.53)
                        ------------------------------------------------------------------------
Total from investment
 operations                   0.48               0.32               1.03               (0.35)
                        ------------------------------------------------------------------------
Less distributions from:
Net investment income        (0.24)             (0.51)             (0.55)              (0.18)
Net realized gains               -                  -                  -                   -
                        ------------------------------------------------------------------------
Total distributions          (0.24)             (0.51)             (0.55)              (0.18)
                        ------------------------------------------------------------------------
Net asset value, end
 of period                  $10.00              $9.76              $9.95               $9.47
                        ------------------------------------------------------------------------
Total return2                   4.93%              3.26%             11.30%              (3.56)%

Ratios/supplemental data:
Net assets, end of
 period (000's)             $1,906             $1,614               $327                $128
Ratio of net expenses to
 average net assets           0.14%3,4                   0.11%3                    0.05%3                      0.00%3,4
Ratio of net investment
 income to average
 net assets                   4.81%4              4.85%                     5.73%               4.28%4
Portfolio turnover rate      25.56%              3.83%             16.16%               0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $16,561, $16,352, $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.91%, 2.57%, 7.10% and 29.72% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                        For the Period     For the Period     For the Period     For the Period
                        from 01/01/02      from 01/01/01      from 01/01/00      from 8/3/991
                                    through 6/28/02       through 12/31/01   through 12/31/00   through 12/31/99
                        ------------------------------------------------------------------------
Net asset value,
 beginning of period        $10.74              $11.08             $9.90               $10.00
                        ------------------------------------------------------------------------

Income (loss) from
 investment operations:
Net investment income         0.02                0.04              0.07                 0.02
Net realized and
 unrealized gain
 (loss) on investments       (0.77)              (0.34)             1.18                (0.10)
                        ------------------------------------------------------------------------
Total from investment
 operations                  (0.75)              (0.30)             1.25                (0.08)
                        ------------------------------------------------------------------------
Less distributions from:
Net investment income            -               (0.04)            (0.07)               (0.02)
Net realized gains               -                   -                 -                    -
                        ------------------------------------------------------------------------
Total distributions              -               (0.04)            (0.07)               (0.02)
                        ------------------------------------------------------------------------
Net asset value,
 end of period               $9.99              $10.74            $11.08                $9.90
                        ------------------------------------------------------------------------

Total return2                  (6.98)%             (2.73)%           12.67%               (0.77)%

Ratios/supplemental data:
Net assets, end of
 period (000's)             $2,081              $2,143            $1,367                 $591
Ratio of net expenses to
 average net assets           1.34%3,4                    1.35%3                   1.35%3                       1.35%3,4
Ratio of net investment
 income to average
 net assets                   0.40%4              0.37%                    0.90%                0.83%4
Portfolio turnover rate      24.79%              27.59%            48.97%               6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $9,719, $15,184, $17,512 and $11,025. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.23%, 2.10%, 3.07% and 8.58% respectively.
4Annualized.


VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                            For the Period          For the Period
                                                            from 01/01/02           from 05/03/011
                                                            through 06/28/02        through 12/31/01
                                                            ----------------------------------------
Net asset value, beginning of period                             $10.26                  $10.00
                                                            ----------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (0.03)                       -
Net realized and unrealized gain (loss) on investments             0.67                    0.26
                                                            ----------------------------------------
Total from investment operations                                   0.64                    0.26
                                                            ----------------------------------------

Less distributions from:
Net investment income                                                 -                       -
Net realized gains                                                    -                       -
                                                            ----------------------------------------
Total distributions                                                   -                       -
                                                            ----------------------------------------

Net asset value, end of period                                   $10.90                  $10.26
                                                            ----------------------------------------

Total return2                                                        6.24%                   2.60%


Ratios/supplemental data:
Net assets, end of period (000's)                                  $560                    $321
Ratio of net expenses to average net assets                        1.61%3,4                 1.59%3,4
Ratio of net investment income to average net assets              (0.47)%4                (0.28)%4
Portfolio turnover rate                                            5.23%                   1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $8,229 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.82% and 5.67% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 28, 2002


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Premiums and Discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Tax-Free Funds adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Tax-Free Funds recognized market discount at time of disposition as gain or loss. Upon adoption, the Tax-Free Funds reviewed their investment portfolios and determined the impact of this accounting change to be insignificant. The Tax-Free Funds have therefore not made a cumulative effect adjustment to its financial statements. This accounting change had no effect on the Fund's net assets or total returns. Bonds acquired at a market discount after January 1, 2001 are being amortized in accordance with provisions of the audit guide.

Security Transactions, Investment Income, Expenses and Distributions - Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 28, 2002 and the year ended December 31, 2001 were as follows:

                              Tax-Free Fund for     Tax-Free Fund for       Large-Cap          Small-Cap
                                  Montana              North Dakota         Value Fund         Value Fund
                              -----------------------------------------------------------------------------
                              2002        2001      2002        2001      2002      2001     2002      2001
                              -----------------------------------------------------------------------------
Distributions paid from:
     Ordinary income        $107,693     $99,498   $41,631    $32,159      $0      $7,414     $0        $0
     Long-term capital gain       $0          $0        $0         $0      $0          $0     $0        $0

All the ordinary income distributions described above were exempt from federal income taxes.

4. CAPITAL STOCK
Transactions in capital shares were as follows:

               Tax-Free Fund             Tax-Free Fund             Large-Cap           Small-Cap
                for Montana             for North Dakota           Value Fund         Value Fund

               For the Period           For the Period           For the Period      For the Period
               from 01/01/02             from 01/01/02           from 01/01/02       from 01/01/02
              through 06/28/02         through 06/28/02         through 06/28/02    through 06/28/02
              --------------------------------------------------------------------------------------
Shares sold        273,359                  29,180                   10,999              22,684
Shares issued in
 reinvestment of
 distributions       7,279                   2,127                      687                   0
Shares redeemed     (9,934)                 (6,239)                  (3,025)             (2,621)
              --------------------------------------------------------------------------------------
Net Increase       270,704                  25,068                    8,661              20,063
              --------------------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Large-Cap Fund recognized $5,539 of investment advisory fees after a partial waiver for the six months ended June 28, 2002. The Small-Cap fund recognized $2,097 of investment advisory fees after a partial waiver for the six months ended June 28, 2002. On June 28, 2002, the Large-Cap Fund had a payable to VFM for investment advisory fees of $607. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million.
As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass $5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On June 28, 2002, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $296, $253, $57 and $15, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.

For the period ending June 28, 2002, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $10,334 $2,696, $404 and $302 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 28, 2002 the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $302, $0, $0 and $0, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

On June 28, 2002, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had receivables from VFM for reimbursement of certain expenses of $7,172, $7,929, $2,977 and $4,966, respectively. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At June 28, 2002, Tax-Free Fund for North Dakota, and Small-Cap fund had capital losses of $3,626 and $2,242, respectively, which may be carried over to offset future capital gains. Such losses expire in 2009.

At June 28, 2002, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                             Tax-Free Fund          Tax-Free Fund         Large-Cap         Small-Cap
                              for Montana          for North Dakota       Value Fund        Value Fund
                              -----------------------------------------------------------------------
Investments at cost           $6,159,765             $1,975,730           $2,183,346         $542,775
                              -----------------------------------------------------------------------
Unrealized appreciation           72,914                 27,393              125,005           52,131
Unrealized depreciation          (10,689)                (3,607)            (248,166)         (25,764)
                              -----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                $62,225                $23,786            $(123,161)         $26,367
                              -----------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended June 28, 2002 were as follows:

                      Tax-Free Fund            Tax-Free Fund          Large-Cap          Small-Cap
                       for Montana            for North Dakota        Value Fund        Value Fund
                      -----------------------------------------------------------------------------
Purchases              $4,502,050                $716,696             $420,548           $217,876
Sales                  $1,775,899                $442,285             $541,424            $22,508

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

VIKING MUTUAL FUNDS
Trustee Information
June 28, 2002 (Unaudited)

NAME AND                                                          PRINCIPAL OCCUPATION(S)
ADDRESS                  AGE            POSITION(S) HELD          DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------
Bruce C. Adams           56             Trustee                   Retired farmer (1997-pres.); Trustee,
140014th Ave. SW                                                  Viking Mutual Funds (1999-pres.);
Minot, ND 58701                                                   Director, Garrison Diversion Conservancy
                                                                  District (1994-pres.);  Small grain
                                                                  farmer (1971-1997); Director, Federal
                                                                  Reserve Bank of Minneapolis (1988-1992);
                                                                  Chairman, Advisory Council to Federal
                                                                  Reserve Bank of Minneapolis Board of
                                                                  Directors (1988-1992).

Shirley R. Martz         78             Trustee                   Retired CPA (1989-pres.); Trustee, Viking
1400 14th Ave. SW                                                 Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                   shareholder and employee of Brady,
                                                                  Martz & Associates and its predecessor
                                                                  (1948-1989).

Douglas P. Miller        28             Trustee                   Secretary and Treasurer, Viking Fund
1400 14th Ave. SW                    Vice-President               Management, LLC (1998-pres.); Secretary
Minot, ND 58701                        Secretary                  and Treasurer, Viking Fund Distributors,
                                                                  LLC (1999-pres.); Trustee, Vice-President
                                                                  and Secretary, Viking Mutual Funds (1999-
                                                                  pres.); Controller, ND Holdings, Inc.
                                                                  (1998); Fund Accountant, ND Holdings,
                                                                  Inc. (1996-1998).

Shannon D. Radke         35            Trustee                    President, Viking Fund Management, LLC
1400 14th Ave. SW                     President                   (1998- pres.); President, Viking Fund
Minot, ND 58701                       Treasurer                   Distributors, LLC (1999-pres.);
                                                                  Trustee, President and Treasurer, Viking
                                                                  Mutual Funds (1999-pres.); Chief
                                                                  Operating Officer, ND Holdings, Inc.
                                                                  (1997-1998); Operations Manager, ND
                                                                  Holdings, Inc. (1993-1997).

Mike Timm               65             Trustee                    Retired; Trustee, Viking Mutual Funds
1400 14th Ave. SW                                                 (1999-pres.); President
Minot, ND 58701                                                   and General Manager, Timm Moving and
                                                                  Storage (1959-2000); State
                                                                  Representative, North Dakota House of
                                                                  Representatives (1973-pres.); Speaker
                                                                  of the North Dakota House of
                                                                  Representatives (1997).

The SAI has additional information about the Trustees and is available at
(800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

Dealer Services
1-800-933-8513



When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.